Convertible Notes and Convertible Notes - Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Notes and Convertible Notes - Related Parties
Schedule of roll forward of convertible notes and convertible notes - related party

		Convertible Notes –
	Convertible Notes	Related Party
Balance at January 1, 2024	$7,918,528	$2,032,017
2024 Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	13,708,832	2,371,994
February 2025 Bridge Round Offering proceeds	9,335,000	1,650,000
Recognition of debt discount	(2,323,073)	(271,458)
Amortization of debt discount	304,616	212,160
Balance at March 31, 2025	21,025,375	3,962,696
Amortization of debt discount	593,114	106,078
Balance at June 30, 2025	21,618,489	4,068,774
Amortization of debt discount	599,633	107,243
Balance at September 30, 2025	$22,218,122	$4,176,017

		Convertible
	Convertible	Notes – Related
	Notes	Party
Balance at January 1, 2023	$—	$—
May 2023 Offering proceeds	1,945,000	1,065,000
Recognition of debt discount	(633,822)	(345,411)
September 2023 Offering proceeds	6,070,000	1,065,000
Adjustment for troubled debt restructuring	229,129	170,550
Foreign currency translation adjustment	267,340	64,386
Amortization of debt discount	40,881	12,492
Balance at December 31, 2023	7,918,528	2,032,017
Bridge Round Offering proceeds	6,563,000	650,000
Loss on extinguishment of debt	1,183,289	202,204
Recognition of debt discount	(2,173,509)	(514,827)
Foreign currency translation adjustment	(369,323)	(130,898)
Amortization of debt discount	586,847	133,498
Balance at December 31, 2024	$13,708,832	$2,371,994

May 2023 Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

May 2023 Offering
Stock price	$51.12
Exercise (Strike) price	Variable
Time to maturity (years)	3.5
Annualized risk-free rate	4.6%
Annualized volatility	50.0%

May 2023
Offering
Stock price	$51.12
Exercise (Strike) price	Variable
Time to maturity (years)	3.5
Annualized risk-free rate	4.6%
Annualized volatility	50.0%

September 2023 Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

September 2023 Offering
Stock price	$51.14
Exercise (Strike) price	$200
Time to maturity (years)	4.9
Annualized risk-free rate	4.4%
Annualized volatility	60.0%

September 2023
Offering
Stock price	$51.14
Exercise (Strike) price	$200
Time to maturity (years)	4.9
Annualized risk-free rate	4.4%
Annualized volatility	60.0%

2024 Bridge Round Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

2024 Bridge Round Offering
Stock price	$52.06
Exercise (Strike) price	$100
Time to maturity (years)	4.1
Annualized risk-free rate	4.3%
Annualized volatility	63.0%

February 2025 Offering
Convertible Notes and Convertible Notes - Related Parties
Summary of inputs used in valuation techniques for warrants issued with convertible notes

February 2025 Bridge Round
Offering
Stock price	$64.93
Exercise (Strike) price	$100
Time to maturity (years)	3.4
Annualized risk-free rate	4.2%
Annualized volatility	51.3%